Income tax and deferred taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current tax liabilities, current	$ 17,874	$ 47,412
1st Category income tax [Member]
Statement [Line Items]
Current tax liabilities, current	7,863	25,163
Foreign company income tax [Member]
Statement [Line Items]
Current tax liabilities, current	9,944	21,097
Article 21 single tax [Member]
Statement [Line Items]
Current tax liabilities, current	$ 67	$ 1,152